Business Combinations (Details) - Schedule of Acquisition	12 Months Ended
Jun. 30, 2024 USD ($)
Zhongrun [Member]
Fair value of total consideration transferred:
Equity instrument	$ 11,350,319
Cash consideration	430,750
Total consideration	11,781,069
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	6,321,792
Deferred tax liabilities	(1,580,448)
Total identifiable net assets	8,624,393
Fair value of non-controlling interest	2,156,098
Goodwill	5,312,774
Less: impairment loss	(5,312,774)
Goodwill, net
Chuangying [Member]
Fair value of total consideration transferred:
Equity instrument	5,593,049
Total consideration	5,593,049
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - copyrights and trademarks	242,556
Intangible assets - customer relationships	1,426,798
Deferred tax liabilities	(417,338)
Total identifiable net assets	2,058,956
Fair value of non-controlling interest
Goodwill	3,534,093
Less: impairment loss	(3,534,093)
Goodwill, net